Other intangible assets - Summary of Other Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	£ 14,768	£ 14,318
Charge for the year	(1,454)	(1,212)	£ (1,086)
Impairment losses	(317)	(418)
Ending Balance	15,515	14,768	14,318
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	29,347	27,676
Exchange adjustments	(184)	(694)
Capitalised development costs	246	363
Additions through business combinations	913	1,438
Other additions	1,436	669
Disposals and asset write-offs	(179)	(138)
Transfer to assets held for sale/distribution		2
Reclassifications	60	31
Ending Balance	31,639	29,347	27,676
Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(11,314)	(10,404)
Exchange adjustments	90	192
Charge for the year	(1,454)	(1,212)
Disposals and asset write-offs	80	108
Transfer to assets held for sale/distribution		(3)
Reclassifications	(14)	5
Ending Balance	(12,612)	(11,314)	(10,404)
Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(3,265)	(2,954)
Exchange adjustments	3	71
Impairment losses	(320)	(421)
Reversal of impairments	3	3
Disposals and asset write-offs	89	36
Ending Balance	(3,512)	(3,265)	(2,954)
Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(14,579)
Ending Balance	(16,124)	(14,579)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	602	655
Ending Balance	579	602	655
Computer software | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	1,984	1,959
Exchange adjustments	(8)	(30)
Capitalised development costs	0	0
Additions through business combinations	0	0
Other additions	166	144
Disposals and asset write-offs	(39)	(125)
Transfer to assets held for sale/distribution		2
Reclassifications	65	34
Ending Balance	2,168	1,984	1,959
Computer software | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,307)	(1,223)
Exchange adjustments	7	18
Charge for the year	(211)	(203)
Disposals and asset write-offs	33	100
Transfer to assets held for sale/distribution		(3)
Reclassifications	(1)	4
Ending Balance	(1,479)	(1,307)	(1,223)
Computer software | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(75)	(81)
Exchange adjustments	(1)	1
Impairment losses	(6)	(23)
Reversal of impairments	3	3
Disposals and asset write-offs	5	25
Ending Balance	(110)	(75)	(81)
Computer software | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(1,382)
Ending Balance	(1,589)	(1,382)
Licenses, patents, amortised brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	14,166	13,663
Ending Balance	14,936	14,166	13,663
Licenses, patents, amortised brands | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	27,363	25,717
Exchange adjustments	(176)	(664)
Capitalised development costs	246	363
Additions through business combinations	913	1,438
Other additions	1,270	525
Disposals and asset write-offs	(140)	(13)
Transfer to assets held for sale/distribution		0
Reclassifications	(5)	(3)
Ending Balance	29,471	27,363	25,717
Licenses, patents, amortised brands | Depreciation and amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(10,007)	(9,181)
Exchange adjustments	83	174
Charge for the year	(1,243)	(1,009)
Disposals and asset write-offs	47	8
Transfer to assets held for sale/distribution		0
Reclassifications	(13)	1
Ending Balance	(11,133)	(10,007)	(9,181)
Licenses, patents, amortised brands | Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(3,190)	(2,873)
Exchange adjustments	4	70
Impairment losses	(314)	(398)
Reversal of impairments	0	0
Disposals and asset write-offs	84	11
Ending Balance	(3,402)	(3,190)	£ (2,873)
Licenses, patents, amortised brands | Depreciation, amortization, and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning Balance	(13,197)
Ending Balance	£ (14,535)	£ (13,197)